UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

 COMPANIES

Investment Company Act file number_811-08962

__Franklin Templeton Money Fund Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906
(Address of principal executive offices)           (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code:_650 312-2000

Date of fiscal year end: 6/30

Date of reporting period: _6/30/14

Item 1. Reports to Stockholders.

FRANKLIN TEMPLETON
INVESTMENTS

Annual Report
and Shareholder Letter
June 30, 2014

Franklin Templeton Money Fund

Sign up for electronic delivery at franklintempleton.com/edelivery

Franklin Templeton Investments

Gain From Our Perspective®

At Franklin Templeton Investments, we’re dedicated to one goal: delivering exceptional asset management for our clients. By bringing together multiple, world-class investment teams in a single firm, we’re able to offer specialized expertise across styles and asset classes, all supported by the strength and resources of one of the world’s largest asset managers. This has helped us to become a trusted partner to individual and institutional investors across the globe.

Focus on Investment Excellence

At the core of our firm, you’ll find multiple independent investment teams—each with a focused area of expertise —from traditional to alternative strategies and multi-asset solutions. And because our portfolio groups operate autonomously, their strategies can be combined to deliver true style and asset class diversification.

All of our investment teams share a common commitment to excellence grounded in rigorous, fundamental research and robust, disciplined risk management. Decade after decade, our consistent, research-driven processes have helped Franklin Templeton earn an impressive record of strong, long-term results.

Global Perspective Shaped by Local Expertise

In today’s complex and interconnected world, smart investing demands a global perspective. Franklin Templeton pioneered international investing over 60 years ago, and our expertise in emerging markets spans more than a quarter of a century. Today, our investment professionals are on the ground across the globe, spotting investment ideas and potential risks firsthand. These locally based teams bring in-depth understanding of local companies, economies and cultural nuances, and share their best thinking across our global research network.

Strength and Experience

Franklin Templeton is a global leader in asset management serving clients in over 150 countries.1 We run our business with the same prudence we apply to asset management, staying focused on delivering relevant investment solutions, strong long-term results and reliable, personal service. This approach, focused on putting clients first, has helped us to become one of the most trusted names in financial services.

1. As of 12/31/13. Clients are represented by the total number of shareholder accounts.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Contents

Shareholder Letter	1
Annual Report
Franklin Templeton Money Fund	3
Performance Summary	5
Your Fund’s Expenses	6
Financial Highlights and
Statement of Investments	7
Financial Statements	11
Notes to Financial Statements	14
Report of Independent Registered
Public Accounting Firm	18
Board Members and Officers	19
The Money Market Portfolios	24
Shareholder Information	40

Annual Report

Franklin Templeton Money Fund

This annual report for Franklin Templeton Money Fund covers the fiscal year ended June 30, 2014.

Your Fund’s Goal and Main Investments

Franklin Templeton Money Fund seeks to provide as high a level of current income as is consistent with preservation of shareholders’ capital and liquidity. The Fund invests through The Money Market Portfolio (the Portfolio) mainly in high-quality, short-term U.S. dollar denominated money market securities of domestic and foreign issuers. The Fund attempts to maintain a stable $1.00 share price.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency or institution. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Performance Overview

In an effort to promote economic growth, the Federal Reserve Board (Fed) held short-term interest rates at a historically low level during the 12-month period under review. As a result, the Fund’s Class A, C and R shares’ seven-day effective yields remained unchanged at 0.00% from June 30, 2013, through June 30, 2014, as shown in the Performance Summary on page 5.

Performance data represent past performance, which does not guarantee future results. Investment return will fluctuate. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Economic and Market Overview

The U.S. economy continued to show signs of recovery during the 12-month period ended June 30, 2014, especially in the second half of 2013, underpinned by consumer and business spending and rising inventories. Abnormally cold weather and a slowdown in health care spending led to a contraction in economic activity in the first quarter of 2014, but economic indicators were still broadly supportive of recovery at period-end. Manufacturing activity expanded during the year under review. Except for a sharp rebound in March 2014, retail sales rose at a modest pace that missed consensus expectations. The housing market had some weather-related weakness early in 2014, but home sales picked up in the spring and home prices were higher than a year ago. The unemployment rate declined to 6.1% in June 2014 from 7.5% in June 2013.1 Inflation, as measured by the Consumer Price Index, picked up toward the end of the period.

A bond market sell-off in June 2013 raised long-term U.S. Treasury yields close to a two-year high after the Fed indicated it might reduce its monthly asset purchases based on improved economic data. Long-term Treasury yields rose again late in 2013 as the Fed announced it would reduce its bond purchases $10 billion a month beginning in January 2014 while keeping interest rates low. Although economic data in early 2014 were soft, Fed Chair Janet Yellen kept the pace of asset-purchase tapering intact in the March meeting, while adopting a more qualitative approach to rate-hike guidance. Near period-end, the Fed lowered projections for near- and long-term economic growth even as it maintained the pace of tapering and remained committed to keeping interest rates low for a considerable amount of time after the asset-purchase program ends.

The 10-year Treasury yield rose from 2.52% at the beginning of the period to a high of 3.04% on December 31, 2013, mainly because of an improved economic environment and market certainty about the Fed’s plans. However, the yield declined to 2.53% at period-end largely because of subdued economic data, the crises in Ukraine and Iraq, growth concerns about emerging markets and lower Treasury issuance.

Investment Strategy

Consistent with our strategy, we invest, through the Portfolio, mainly in high-quality, short-term U.S. dollar denominated money market securities of domestic and foreign issuers, including bank obligations, commercial paper, repurchase agreements and U.S. government securities. We maintain a dollar-weighted average portfolio maturity of 60 days or less and a dollar-weighted average life of 120 days or less. We seek to provide shareholders with a high-quality, conservative investment vehicle; thus, we do not invest the Fund’s cash in derivatives or other relatively volatile securities that we believe involve undue risk.

1. Source: Bureau of Labor Statistics.

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FRANKLIN TEMPLETON MONEY FUND

Portfolio Breakdown
6/30/14
% of Total
Net Assets
Commercial Paper	54.7%
Certificates of Deposit	15.7%
U.S. Government & Agency Securities	14.5%
Repurchase Agreements	2.1%
Municipal Bonds	0.1%
Other Net Assets	12.9%

Manager’s Discussion

The 12 months under review were characterized by extremely low short-term interest rates, which pressured money market yields. We continued to invest the Portfolio’s assets in high-quality money market securities. On June 30, 2014, for example, 100% of the securities purchased for the Portfolio carried short-term credit ratings of A-1 or P-1, or higher, by independent credit rating agency Standard & Poor’s or Moody’s Investors Service.2

We appreciate your support, welcome new shareholders and look forward to serving your investment needs in the years ahead.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2014, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

2. These do not indicate ratings of the Fund.

4 | Annual Report

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Performance Summary as of June 30, 20141

			Seven-Day	Total Annual Operating Expenses[3]
	Seven-Day	Seven-Day	Annualized Yield
Share Class (Symbol)	Effective Yield[2]	Annualized Yield	(without waiver)	(with waiver)	(without waiver)
A (n/a)	0.00%	0.00%	-0.47%	0.60%	0.71%
C (FRIXX)	0.00%	0.00%	-1.09%	1.25%	1.36%
R (FMRXX)	0.00%	0.00%	-0.99%	1.10%	1.21%

Performance data represent past performance, which does not guarantee future results. Investment return will fluctuate. Current perform-
ance may differ from figures shown. Please go to franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

1. The Fund has an expense reduction contractually guaranteed through at least 10/31/14, and a voluntary fee waiver that may be modified or discontinued at any time, and without further notice. Fund investment results reflect the expense reduction and fee waiver, to the extent applicable; without these reductions, the results would have been lower. There is no guarantee the Fund will be able to avoid a negative yield.
2. The seven-day effective yield assumes compounding of daily dividends, if any.
3. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
Annualized and effective yields are for the seven-day period ended 6/30/14. The Fund’s average weighted life and average weighted maturity were each 20 days.
Yield reflects Fund expenses and fluctuations in interest rates on Portfolio investments.

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FRANKLIN TEMPLETON MONEY FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account	Ending Account	Expenses Paid During
Share Class	Value 1/1/14	Value 6/30/14	Period* 1/1/14–6/30/14
A
Actual	$1,000	$1,000.00	$0.40
Hypothetical (5% return before expenses)	$1,000	$1,024.40	$0.40
C
Actual	$1,000	$1,000.00	$0.40
Hypothetical (5% return before expenses)	$1,000	$1,024.40	$0.40
R
Actual	$1,000	$1,000.00	$0.40
Hypothetical (5% return before expenses)	$1,000	$1,024.40	$0.40

*Expenses calculated using the most recent six-month expense ratio, net of voluntary and contractual expense waivers, annualized for each class (A: 0.08%; C: 0.08%; and R: 0.08%), which includes the net expenses incurred by the Portfolio, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

6 | Annual Report

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Financial Highlights
Franklin Templeton Money Fund
			Year Ended June 30,
	2014	2013	2012	2011	2010
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations - net investment income	—	—	—	—	0.001 [a]
Less distributions from net investment income	—	—	—	—	(0.001)[a]
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total return[b]	—%	—%	—%	—%	0.12%[c]

Ratios to average net assets
Expenses before waiver and payments by affiliates[d]	0.65%	0.71%	0.69%	0.70%	0.67%
Expenses net of waiver and payments by affiliates[d]	0.08%	0.13%	0.13%	0.19%	0.18%
Net investment income	—%	—%	—%	—%	0.10%[e]

Supplemental data
Net assets, end of year (000’s)	$9,682	$12,947	$14,005	$10,849	$9,941

aNet investment income and distributions from net investment income include payments by affiliates. The amount of net investment income and distributions from net investment income excluding payments by affiliates is less than $(0.001) per share for the year ended June 30, 2010.
bTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.
cTotal return includes the effect of payments by affiliates. Total return excluding the effect of payments by affiliates is less than (0.01)% for the year ended June 30, 2010.
dThe expense ratio includes the Fund’s share of the Portfolio’s allocated expenses.
eThe net investment income ratio includes the effect of payments by affiliates. The ratio excluding the effect of payments by affiliates is less than (0.01)% for the year ended
June 30, 2010.

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FRANKLIN TEMPLETON MONEY FUND TRUST
FINANCIAL HIGHLIGHTS

Franklin Templeton Money Fund (continued)
			Year Ended June 30,
	2014	2013	2012	2011	2010
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations - net investment income
(loss)	—	—	—	—	(—)[a,b]
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total return[c]	—%	—%	—%	—%	(—)%[d,e]

Ratios to average net assets
Expenses before waiver and payments by affiliates[f]	1.27%	1.33%	1.31%	1.32%	1.29%
Expenses net of waiver and payments by affiliates[f]	0.08%	0.13%	0.13%	0.19%	0.34%
Net investment income (loss)	—%	—%	—%	—%	(—)%[d,g]

Supplemental data
Net assets, end of year (000’s)	$222,811	$312,238	$229,615	$215,711	$227,702

aAmount rounds to less than $0.001 per share.
bNet investment income includes payments by affiliates. The amount of net investment income including the effect of fee waivers and reimbursements but excluding payments by affiliates is $(0.001) per share for the year ended June 30, 2010.
cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.
dRounds to less than 0.01%.
eTotal return includes the effect of payments by affiliates. Total return including the effect of fee waivers and reimbursements but excluding the effect of payments by affiliates is (0.12)% for the year ended June 30, 2010.
fThe expense ratio includes the Fund’s share of the Portfolio’s allocated expenses.
gThe net investment income ratio includes the effect of payments by affiliates. The ratio including the effect of fee waivers and reimbursements but excluding the effect of payments by affiliates is (0.12)% for the year ended June 30, 2010.

8 | Annual Report | The accompanying notes are an integral part of these financial statements.

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			FINANCIAL HIGHLIGHTS

Franklin Templeton Money Fund (continued)
			Year Ended June 30,
	2014	2013	2012	2011	2010
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations - net investment income
(loss)	—	—	—	—	(—)[a,b]
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	—%	—%	—%	—%	(—)%[c,d]

Ratios to average net assets
Expenses before waiver and payments by affiliates[e]	1.15%	1.21%	1.19%	1.20%	1.17%
Expenses net of waiver and payments by affiliates[e]	0.08%	0.13%	0.13%	0.19%	0.29%
Net investment income (loss)	—%	—%	—%	—%	(—)%[c,f]

Supplemental data
Net assets, end of year (000’s)	$8,732	$9,546	$9,139	$7,171	$8,137

aAmount rounds to less than $0.001 per share.
bNet investment income includes payments by affiliates. The amount of net investment income including the effect of fee waivers and reimbursements but excluding payments by affiliates is $(0.001) per share for the year ended June 30, 2010.
cRounds to less than 0.01%.
dTotal return includes the effect of payments by affiliates. Total return including the effect of fee waivers and reimbursements but excluding the effect of payments by affiliates is (0.07)% for the year ended June 30, 2010.
eThe expense ratio includes the Fund’s share of the Portfolio’s allocated expenses.
fThe net investment income ratio includes the effect of payments by affiliates. The ratio including the effect of fee waivers and reimbursements but excluding the effect of payments by affiliates is (0.07)% for the year ended June 30, 2010.

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FRANKLIN TEMPLETON MONEY FUND TRUST

Statement of Investments, June 30, 2014
Franklin Templeton Money Fund
	Shares	Value
Mutual Funds (Cost $241,915,968) 100.3%
[a]The Money Market Portfolio	241,915,968	$241,915,968
Other Assets, less Liabilities (0.3)%		(691,444)
Net Assets 100.0%		$241,224,524

[a]Non-income producing.
10 | Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON MONEY FUND TRUST

Financial Statements

Statement of Assets and Liabilities
June 30, 2014

Franklin Templeton Money Fund

Assets:
Investment in Portfolio, at value and cost	$241,915,968
Cash	52,791
Receivables:
Capital shares sold	297,581
Affiliates	46,187
Total assets	242,312,527
Liabilities:
Payables for capital shares redeemed	964,424
Accrued expenses and other liabilities	123,579
Total liabilities	1,088,003
Net assets, at value	$241,224,524
Net assets consist of paid-in capital	$241,224,524
Class A:
Net assets, at value	$9,682,206
Shares outstanding	9,683,500
Net asset value per share[a]	$1.00
Class C:
Net assets, at value	$222,810,674
Shares outstanding	222,814,869
Net asset value per share[a]	$1.00
Class R:
Net assets, at value	$8,731,644
Shares outstanding	8,731,764
Net asset value per share	$1.00

[a]Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
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FRANKLIN TEMPLETON MONEY FUND TRUST
FINANCIAL STATEMENTS

Statement of Operations
for the year ended June 30, 2014

Franklin Templeton Money Fund

Investment income:
Dividends from Portfolio	$—
Expenses:
Administrative fees (Note 3a)	1,127,098
Distribution fees: (Note 3b)
Class C	1,815,275
Class R	50,625
Transfer agent fees: (Note 3d)
Class A	8,699
Class C	227,487
Class R	7,896
Reports to shareholders	39,623
Registration and filing fees	119,590
Professional fees	25,377
Trustees’ fees and expenses	8,639
Other	6,431
Total expenses	3,436,740
Expenses waived/paid by affiliates (Note 3e)	(3,436,740)
Net expenses	—
Net investment income	$—

12 | Annual Report | The accompanying notes are an integral part of these financial statements.

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	FINANCIAL STATEMENTS

Statements of Changes in Net Assets

Franklin Templeton Money Fund

	Year Ended June 30,
	2014	2013
Increase (decrease) in net assets:
Net investment income from operations	$—	$—
Capital share transactions: (Note 2)
Class A	(3,264,784)	(1,057,129)
Class B	—	(7,471,240)
Class C	(89,426,868)	82,622,367
Class R	(814,154)	407,024
Total capital share transactions	(93,505,806)	74,501,022
Net increase (decrease) in net assets	(93,505,806)	74,501,022
Net assets (there is no undistributed net investment income at beginning or end of year):
Beginning of year	334,730,330	260,229,308
End of year	$241,224,524	$334,730,330

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FRANKLIN TEMPLETON MONEY FUND TRUST

Notes to Financial Statements

Franklin Templeton Money Fund

1. Organization and Significant Accounting Policies

Franklin Templeton Money Fund Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end management investment company, consisting of one fund, the Franklin Templeton Money Fund (Fund). The Fund offers three classes of shares: Class A, Class C, and Class R. Effective March 1, 2013, all Class B shares were converted to Class A. Each class of shares differs by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees primarily due to differing arrangements for distribution and transfer agent fees.

The Fund invests substantially all of its assets in The Money Market Portfolio (Portfolio), which is registered under the 1940 Act as an open-end management investment company. The accounting policies of the Portfolio, including the Portfolio’s security valuation policies, will directly affect the recorded value of the Fund’s investment in the Portfolio. The financial statements of the Portfolio, including the Statement of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund holds Portfolio shares that are valued at the closing net asset value of the Portfolio. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. At June 30, 2014, the Fund owned 1.03% of the Portfolio.

b. Income Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of June 30, 2014, and for all open tax years, the Fund has determined that no liability for unrecognized tax benefits is required in the Fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

c. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Income received from the Portfolio and estimated expenses are accrued daily. Dividends from net investment income are normally declared and distributed daily; these dividends may be reinvested or paid monthly to shareholders. Distributions to shareholders are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Net investment income, not including class specific expenses, is allocated daily to each class of shares based upon the relative value of the settled shares of each class. Realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

d. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

14 | Annual Report

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NOTES TO FINANCIAL STATEMENTS

Franklin Templeton Money Fund (continued)

e. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. Shares of Beneficial Interest

At June 30, 2014, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares at $1.00 per share were as follows:

	Year Ended June 30,
	2014	2013
Class A Shares:
Shares sold	$119,198	$4,811,012
Shares redeemed	(3,383,982)	(5,868,141)
Net increase (decrease)	$(3,264,784)	$(1,057,129)
Class B Shares[a]:
Shares sold		$368,161
Shares redeemed		(7,839,401)
Net increase (decrease)		$(7,471,240)
Class C Shares:
Shares sold	$323,158,671	$331,009,792
Shares redeemed	(412,585,539)	(248,387,425)
Net increase (decrease)	$(89,426,868)	$82,622,367
Class R Shares:
Shares sold	$8,941,587	$6,661,262
Shares redeemed	(9,755,741)	(6,254,238)
Net increase (decrease)	$(814,154)	$407,024
[a]Effective March 1, 2013, all Class B shares were converted to Class A.

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers, directors and/or trustees of the Portfolio and of the following subsidiaries:

Subsidiary Franklin Templeton Services, LLC (FT Services) Franklin Templeton Distributors, Inc. (Distributors) Franklin Templeton Investor Services, LLC (Investor Services)	Affiliation Administrative manager Principal underwriter Transfer agent

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FRANKLIN TEMPLETON MONEY FUND TRUST
NOTES TO FINANCIAL STATEMENTS

Franklin Templeton Money Fund (continued)

3. Transactions with Affiliates (continued)

a. Administrative Fees

The Fund pays an administrative fee to FT Services based on the Fund’s average daily net assets as follows:

Annualized Fee Rate	Net Assets
0.455%	Up to and including $100 million
0.330%	Over $100 million, up to and including $250 million
0.280%	In excess of $250 million

b. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class A shares, pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are not charged on shares held by affiliates. Under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class C	0.65%
Class R	0.50%

c. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the year:

CDSC retained	$142,062

d. TransferAgent Fees

Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholding servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets.

For the year ended June 30, 2014, the Fund paid transfer agent fees of $244,082, of which $116,222 was retained by Investor Services.

e. Waiver and Expense Reimbursements

FT Services has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the expenses, including the Fund’s proportionate share of the Portfolio’s allocated expenses, (excluding distribution fees) for each class of the Fund do not exceed 0.60%, based on the average net assets of each class (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until October 31, 2014.

In addition, in efforts to prevent a negative yield, FT Services, Distributors and Investor Services have voluntarily agreed to waive or limit their respective fees, assume as their own expense certain expenses otherwise payable by the Fund and if necessary, make a capital infusion into the Fund such that no class returns a negative yield to its shareholders. This resulted in additional waivers and

16 | Annual Report

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FRANKLIN TEMPLETON MONEY FUND TRUST
NOTES TO FINANCIAL STATEMENTS

Franklin Templeton Money Fund (continued)

expense reimbursements of $3,280,230 for the year ended June 30, 2014. These waivers, expense reimbursements and capital infusions are voluntary and may be modified or discontinued by FT Services, Distributers or Investor Services at any time, and without further notice. There is no guarantee that the Fund will be able to avoid a negative yield.

4. Income Taxes

At June 30, 2014, the cost of investments and undistributed ordinary income for book and income tax purposes were the same.

5. Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At June 30, 2014, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 1 inputs.

6. New Accounting Pronouncements

In June 2013, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2013-08, Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements. The ASU modifies the criteria used in defining an investment company under U.S. Generally Accepted Accounting Principles and also sets forth certain measurement and disclosure requirements. Under the ASU, an entity that is registered under the 1940 Act automatically qualifies as an investment company. The ASU is effective for interim and annual reporting periods beginning after December 15, 2013. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

7. Money Fund Reform

In July 2014, the Securities and Exchange Commission (SEC) adopted amendments to the rules that govern money market mutual funds under the 1940 Act, to reform the structure and operations of these funds. The amendments will require certain money market funds to sell and redeem shares at prices based on their market value (a floating net asset value). It will also allow money market funds to impose liquidity fees and suspend redemptions temporarily, and will impose new requirements related to diversification, stress testing, and disclosure. Management is currently evaluating the impact of these rule amendments. Compliance dates for the various amendments range from 9 months to two years.

8. Subsequent Events

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.

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FRANKLIN TEMPLETON MONEY FUND TRUST

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Franklin Templeton Money Fund

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Franklin Templeton Money Fund (the “Fund”) at June 30, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2014 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
August 15, 2014

18 | Annual Report

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FRANKLIN TEMPLETON MONEY FUND

Board Members and Officers

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Generally, each board member serves until that person’s successor is elected and qualified.

Independent Board Members

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years

Harris J. Ashton (1932)	Trustee	Since 1995	138	Bar-S Foods (meat packing company)
One Franklin Parkway				(1981-2010).
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:

Director of various companies; and formerly, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).

Sam Ginn (1937)	Trustee	Since 2007	112	ICO Global Communications
One Franklin Parkway				(Holdings) Limited (satellite company)
San Mateo, CA 94403-1906				(2006-2010), Chevron Corporation
				(global energy company) (1989-2009),
				Hewlett-Packard Company (technology
				company) (1996-2002), Safeway, Inc.
				(grocery retailer) (1991-1998) and
				TransAmerica Corporation (insurance
				company) (1989-1999).

Principal Occupation During at Least the Past 5 Years:

Private investor; Chairman, First Responder Network Authority (FirstNet) (interoperable wireless broadband network) (2012-present); and formerly, Chairman of the Board, Vodafone AirTouch, PLC (wireless company) (1999-2000); Chairman of the Board and Chief Executive Officer, AirTouch Communications (cellular communications) (1993-1998) and Pacific Telesis Group (telephone holding company) (1988-1994).

Edith E. Holiday (1952)	Trustee	Since 2005	138	Hess Corporation (exploration and
One Franklin Parkway				refining of oil and gas), H.J. Heinz
San Mateo, CA 94403-1906				Company (processed foods and allied
				products) (1994-2013), RTI International
				Metals, Inc. (manufacture and
				distribution of titanium), Canadian
				National Railway (railroad) and White
				Mountains Insurance Group, Ltd.
				(holding company).

Principal Occupation During at Least the Past 5 Years:

Director or Trustee of various companies and trusts; and formerly, Assistant to the President of the United States and Secretary of the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant Secretary for Public Affairs and Public Liaison – United States Treasury Department (1988-1989).

J. Michael Luttig (1954)	Trustee	Since 2009	138	Boeing Capital Corporation
One Franklin Parkway				(aircraft financing) (2006-2013).
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:

Executive Vice President, General Counsel and member of the Executive Council, The Boeing Company (aerospace company); and formerly, Federal Appeals Court Judge, U.S. Court of Appeals for the Fourth Circuit (1991-2006).

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FRANKLIN TEMPLETON MONEY FUND

Independent Board Members (continued)

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years

Frank A. Olson (1932)	Trustee	Since 2005	138	Hess Corporation (exploration and
One Franklin Parkway				refining of oil and gas) (1998-2013).
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:

Chairman Emeritus, The Hertz Corporation (car rental) (since 2000) (Chairman of the Board (1980-2000) and Chief Executive Officer (1977-1999)); and formerly, Chairman of the Board, President and Chief Executive Officer, UAL Corporation (airlines) (1987-1991).

Larry D. Thompson (1945)	Trustee	Since 2007	138	Cbeyond, Inc. (business communi-
One Franklin Parkway				cations provider) (2010-2012), The
San Mateo, CA 94403-1906				Southern Company (energy company)
				(2010-2012) and Graham Holdings
				Company (formerly, The Washington
				Post Company) (education and media
				organization).

Principal Occupation During at Least the Past 5 Years:

Executive Vice President – Government Affairs, General Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-present); and formerly, John A. Sibley Professor of Corporate and Business Law, University of Georgia School of Law (2011-2012); Senior Vice President –Government Affairs, General Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).

John B. Wilson (1959)	Lead	Trustee since	112	None
One Franklin Parkway	Independent	2007 and Lead
San Mateo, CA 94403-1906	Trustee	Independent
		Trustee since 2008

Principal Occupation During at Least the Past 5 Years:

President, Staples Europe (office supplies) (2012-present); President and Founder, Hyannis Port Capital, Inc. (real estate and private equity investing); serves on private and non-profit boards; and formerly, Chief Operating Officer and Executive Vice President, Gap, Inc. (retail) (1996-2000); Chief Financial Officer and Executive Vice President – Finance and Strategy, Staples, Inc. (1992-1996); Senior Vice President –Corporate Planning, Northwest Airlines, Inc. (airlines) (1990-1992); and Vice President and Partner, Bain & Company (consulting firm) (1986-1990).

Interested Board Members and Officers

			Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years

**Gregory E. Johnson (1961)	Trustee	Since 2007	148	None
One Franklin Parkway
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:

Chairman of the Board, Member - Office of the Chairman, Director, President and Chief Executive Officer, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 44 of the investment companies in Franklin Templeton Investments; and Chairman, Investment Company Institute.

20 | Annual Report

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FRANKLIN TEMPLETON MONEY FUND

Interested Board Members and Officers (continued)

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years

**Rupert H. Johnson, Jr. (1940)	Chairman of	Chairman of the	138	None
One Franklin Parkway	the Board and	Board and Trustee
San Mateo, CA 94403-1906	Trustee	since June 2013

Principal Occupation During at Least the Past 5 Years:

Vice Chairman, Member – Office of the Chairman and Director, Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; Senior Vice President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 41 of the investment companies in Franklin Templeton Investments.

Alison E. Baur (1964)	Vice President	Since 2012	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:

Deputy General Counsel, Franklin Templeton Investments; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments.

Laura F. Fergerson (1962)	Chief Executive Since 2009	Not Applicable	Not Applicable
One Franklin Parkway	Officer –
San Mateo, CA 94403-1906	Finance and
Administration

Principal Occupation During at Least the Past 5 Years:

Senior Vice President, Franklin Templeton Services, LLC; and officer of 46 of the investment companies in Franklin Templeton Investments.

Gaston Gardey (1967)	Treasurer,	Since 2009	Not Applicable	Not Applicable
One Franklin Parkway	Chief Financial
San Mateo, CA 94403-1906	Officer and
Chief
Accounting
Officer

Principal Occupation During at Least the Past 5 Years:

Director, Fund Accounting, Franklin Templeton Investments; and officer of 27 of the investment companies in Franklin Templeton Investments.

Aliya S. Gordon (1973)	Vice President	Since 2009	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:

Senior Associate General Counsel, Franklin Templeton Investments; officer of 46 of the investment companies in Franklin Templeton Investments; and formerly, Litigation Associate, Steefel, Levitt & Weiss, LLP (2000-2004).

Steven J. Gray (1955)	Vice President	Since 2009	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:

Senior Associate General Counsel, Franklin Templeton Investments; Vice President, Franklin Templeton Distributors, Inc. and Franklin Alternative Strategies Advisers, LLC; and officer of 46 of the investment companies in Franklin Templeton Investments.

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FRANKLIN TEMPLETON MONEY FUND

Interested Board Members and Officers (continued)

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years

Selena L. Holmes (1965)	Vice President	Since 2012	Not Applicable	Not Applicable
100 Fountain Parkway	– AML
St. Petersburg, FL 33716-1205	Compliance

Principal Occupation During at Least the Past 5 Years:

Director, Global Compliance Monitoring; Deputy Chief Compliance Officer, Franklin Alternative Strategies Advisers, LLC; Vice President, Franklin Templeton Companies, LLC; and officer of 46 of the investment companies in Franklin Templeton Investments.

Christopher J. Molumphy	President	Since 2010	Not Applicable	Not Applicable
(1962)	and Chief
One Franklin Parkway	Executive
San Mateo, CA 94403-1906	Officer –
Investment
Management

Principal Occupation During at Least the Past 5 Years:

Director and Executive Vice President, Franklin Advisers, Inc.; Executive Vice President, Franklin Templeton Institutional, LLC; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 22 of the investment companies in Franklin Templeton Investments.

Kimberly H. Novotny (1972) Vice President	Since 2013	Not Applicable	Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-1923

Principal Occupation During at Least the Past 5 Years:

Associate General Counsel, Franklin Templeton Investments; Vice President and Secretary, Fiduciary Trust International of the South; Vice President, Templeton Investment Counsel, LLC; Assistant Secretary, Franklin Resources, Inc.; and officer of 46 of the investment companies in Franklin Templeton Investments.

Robert C. Rosselot (1960)	Chief	Since 2013	Not Applicable	Not Applicable
300 S.E. 2nd Street	Compliance
Fort Lauderdale, FL 33301-1923	Officer

Principal Occupation During at Least the Past 5 Years:

Director, Global Compliance, Franklin Templeton Investments; Vice President, Franklin Templeton Companies, LLC; officer of 46 of the investment companies in Franklin Templeton Investments; and formerly, Senior Associate General Counsel, Franklin Templeton Investments (2007-2013); and Secretary and Vice President, Templeton Group of Funds (2004-2013).

Karen L. Skidmore (1952)	Vice President	Since 2006	Not Applicable	Not Applicable
One Franklin Parkway	and Secretary
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:

Senior Associate General Counsel, Franklin Templeton Investments; and officer of 46 of the investment companies in Franklin Templeton Investments.

Craig S. Tyle (1960)	Vice President	Since 2005	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:

General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments.

22 | Annual Report

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FRANKLIN TEMPLETON MONEY FUND

Interested Board Members and Officers (continued)

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years

Lori A. Weber (1964)	Vice President	Since 2011	Not Applicable	Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-1923

Principal Occupation During at Least the Past 5 Years:

Senior Associate General Counsel, Franklin Templeton Investments; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary, Templeton Investment Counsel, LLC; Vice President, Fiduciary Trust International of the South; and officer of 46 of the investment companies in Franklin Templeton Investments.

*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment manager or affiliated investment managers.

** Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as officer and director and major shareholder of Resources.

Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.

Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.

The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated John B. Wilson as its audit committee financial expert. The Board believes that Mr. Wilson qualifies as such an expert in view of his extensive business background and experience, including service as chief financial officer of Staples, Inc. from 1992 to 1996. Mr. Wilson has been a Member and Chairman of the Fund’s Audit Committee since 2007. As a result of such background and experience, the Board believes that Mr. Wilson has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Mr. Wilson is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.

The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.

Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.

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THE MONEY MARKET PORTFOLIOS

Financial Highlights
The Money Market Portfolio
			Year Ended June 30,
	2014	2013	2012	2011	2010
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations:
Net investment income (loss)	—	—	(—)[a]	—[a]	0.001
Net realized and unrealized gains (losses)	—[a]	—[a]	—[a]	—[a]	—[a]
Total from investment operations	—[a]	—[a]	—[a]	—[a]	0.001
Less distributions from net investment income	—	—	—	(—)[a]	(0.001)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	—%	—%	—%	0.04%	0.06%

Ratios to average net assets
Expenses before waiver and payments by affiliates	0.15%	0.15%	0.15%	0.15%	0.15%
Expenses net of waiver and payments by affiliates[b]	0.08%	0.13%	0.13%	0.15%[c]	0.15%
Net investment income (loss)	—%	—%	(—)%[d]	0.04%	0.06%

Supplemental data
Net assets, end of year (000’s)	$23,491,469	$18,744,530	$14,065,932	$12,092,511	$8,924,640

aAmount rounds to less than $0.001 per share.
bBenefit of expense reduction rounds to less than 0.01%.
cBenefit of waiver and payment by affiliate rounds to less than 0.01%.
dRounds to less than 0.01%.

24 | Annual Report | The accompanying notes are an integral part of these financial statements.

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	THE MONEY MARKET PORTFOLIOS

Statement of Investments, June 30, 2014

The Money Market Portfolio
	Principal Amount*	Value
Investments 87.1%
Certificates of Deposit 15.7%
Bank of Montreal, Chicago Branch, 0.14%, 7/21/14	240,000,000	$240,000,000
Bank of Montreal, Chicago Branch, 0.12% - 0.15%, 7/11/14 - 8/05/14	565,000,000	565,000,944
Bank of Montreal, Chicago Branch, 0.14%, 8/11/14	365,000,000	365,000,000
Bank of Nova Scotia, Houston Branch, 0.15%, 8/04/14	235,000,000	235,000,000
Bank of Nova Scotia, Houston Branch, 0.15%, 8/06/14	80,000,000	79,999,600
Bank of Nova Scotia, Houston Branch, 0.13%, 9/08/14	400,000,000	399,996,168
Royal Bank of Canada, New York Branch, 0.18% - 0.22%, 9/19/14 - 10/09/14	375,000,000	375,000,000
The Toronto-Dominion Bank, New York Branch, 0.10% - 0.16%, 7/01/14 - 8/04/14	925,000,000	925,000,733
The Toronto-Dominion Bank, New York Branch, 0.13%, 8/08/14	250,000,000	250,000,000
Wells Fargo Bank NA, California Branch, 0.14%, 7/07/14	250,000,000	250,000,000
Total Certificates of Deposit (Cost $3,684,997,445)		3,684,997,445
a Commercial Paper 54.7%
Bank of Nova Scotia, 7/07/14 - 8/18/14 (Canada)	430,000,000	429,964,211
Chevron Corp., 8/04/14	302,645,000	302,624,992
Chevron Corp., 7/03/14 - 8/08/14	856,102,000	856,068,481
Coca-Cola Co., 7/22/14	45,000,000	44,998,688
Commonwealth Bank of Australia, 7/28/14 (Australia)	200,000,000	199,989,125
Export Development Canada, 7/02/14 - 9/15/14 (Canada)	469,000,000	468,935,118
Exxon Mobil Corp., 7/07/14	600,000,000	599,995,000
Exxon Mobil Corp., 7/08/14 - 7/10/14	425,000,000	424,993,467
General Electric Co., 7/07/14 - 7/11/14	300,000,000	299,997,222
Google Inc., 7/15/14 - 8/20/14	252,000,000	251,983,083
Johnson & Johnson, 7/01/14	250,000,000	250,000,000
Microsoft Corp., 8/06/14 - 8/13/14	135,000,000	134,986,362
National Australia Funding, 7/01/14 (Australia)	1,165,000,000	1,165,000,000
Nestle Finance International Ltd., 8/20/14 (Switzerland)	250,000,000	249,958,333
Nestle Finance International Ltd., 7/29/14 - 10/01/14 (Switzerland)	250,000,000	249,969,194
PepsiCo Inc., 8/08/14	250,000,000	249,982,583
PepsiCo Inc., 7/11/14 - 8/20/14	925,000,000	924,943,858
Procter & Gamble Co., 8/08/14	250,000,000	249,976,250
Procter & Gamble Co., 7/07/14 - 9/22/14	820,360,000	820,254,533
Province of British Columbia, 7/30/14 (Canada)	44,000,000	43,995,747
Province of Ontario, 7/08/14 (Canada)	260,000,000	259,995,956
Province of Ontario, 7/14/14 (Canada)	236,248,000	236,240,562
Province of Ontario, 7/15/14 (Canada)	300,000,000	299,988,333
Province of Ontario, 7/02/14 - 8/06/14 (Canada)	372,325,000	372,313,931
Quebec Treasury Bill, 7/07/14 (Canada)	590,000,000	589,992,208
Quebec Treasury Bill, 7/25/14 (Canada)	250,000,000	249,986,667
Quebec Treasury Bill, 7/28/14 (Canada)	330,000,000	329,980,200
Total Capital Canada Ltd., 7/14/14 (France)	272,000,000	271,992,142
Total Capital Canada Ltd., 7/01/14 - 9/24/14 (France)	854,116,000	854,053,384
United Parcel Service Inc., 10/02/14 - 10/07/14	137,800,000	137,757,219
Wal-Mart Stores Inc., 7/07/14	250,000,000	249,997,500
Wal-Mart Stores Inc., 7/09/14	390,322,000	390,316,796
Wal-Mart Stores Inc., 7/08/14 - 7/31/14	383,650,000	383,642,106
Total Commercial Paper (Cost $12,844,873,251)		12,844,873,251

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THE MONEY MARKET PORTFOLIOS
STATEMENT OF INVESTMENTS

The Money Market Portfolio (continued)
	Principal Amount*	Value
U.S. Government and Agency Securities 14.5%
[a]FFCB, 7/11/14 - 7/29/14	515,000,000	$514,987,569
[a]FHLB,
7/01/14 - 7/02/14	271,815,000	271,814,706
7/07/14	309,650,000	309,647,420
7/09/14	244,500,000	244,498,913
[a,b]International Bank for Reconstruction and Development,
8/01/14 (Supranational)	275,000,000	274,985,792
7/09/14 - 8/18/14 (Supranational)	715,000,000	714,981,757
[a]U.S. Treasury Bills,
7/03/14	389,000,000	388,999,892
7/10/14	701,000,000	700,999,072
Total U.S. Government and Agency Securities (Cost $3,420,915,121)		3,420,915,121
Municipal Bonds (Cost $26,790,000) 0.1%
[c]California State Economic Recovery GO, Series C-4, Daily VRDN and Put, 0.02%, 7/01/23	26,790,000	26,790,000
Total Investments before Repurchase Agreements (Cost $19,977,575,817)		19,977,575,817
d Repurchase Agreements 2.1%
Merrill Lynch, Pierce, Fenner & Smith Inc., 0.06%, 7/01/14 (Maturity Value $5,000,008)
Collateralized by U.S. Treasury Notes, 0.05%, 7/31/17 (valued at $5,100,037)	5,000,000	5,000,000
Barclays Capital Inc., 0.02%, 7/01/14 (Maturity Value $280,000,156)
Collateralized by U.S. Treasury Notes, 0.625%, 8/31/17 (valued at $286,936,109)	280,000,000	280,000,000
Deutsche Bank Securities Inc., 0.05%, 7/01/14 (Maturity Value $125,000,174)
Collateralized by U.S. Treasury Notes, 0.00% - 4.625%, 9/25/14 - 5/31/18; and U.S. Treasury
Notes, Index Linked, 2.625%, 7/15/17 (valued at $127,500,064)	125,000,000	125,000,000
Goldman, Sachs & Co., 0.09%, 7/01/14 (Maturity Value $75,000,188)
Collateralized by U.S. Government and Agency Securities, 1.660%, 12/10/18
(valued at $76,805,767)	75,000,000	75,000,000
HSBC Securities (USA) Inc., 0.07%, 7/01/14 (Maturity Value $5,000,010)
Collateralized by U.S. Government and Agency Securities, 0.126%, 7/01/14
(valued at $5,104,253)	5,000,000	5,000,000
Total Repurchase Agreements (Cost $490,000,000)		490,000,000
Total Investments (Cost $20,467,575,817) 87.1%		20,467,575,817
Other Assets, less Liabilities 12.9%		3,023,893,260
Net Assets 100.0%		$23,491,469,077

See Abbreviations on page 33.

*	The principal amount is stated in U.S. dollars unless otherwise indicated.
[a]	The security is traded on a discount basis with no stated coupon rate.
[b]	A supranational organization is an entity formed by two or more central governments through international treaties.
[c]	Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end. [d]See Note 1(b) regarding repurchase agreements

.

26 | Annual Report | The accompanying notes are an integral part of these financial statements.

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THE MONEY MARKET PORTFOLIOS

Financial Statements

Statement of Assets and Liabilities
June 30, 2014

The Money Market Portfolio

Assets:
Investments in securities, at amortized cost	$19,977,575,817
Repurchase agreements, at value and cost	490,000,000
Total Investments	$20,467,575,817
Cash	3,069,760,237
Interest receivable	806,285
Total assets	23,538,142,339
Liabilities:
Payables:
Investment securities purchased	44,998,688
Management fees	1,417,286
Accrued expenses and other liabilities	257,288
Total liabilities	46,673,262
Net assets, at value	$23,491,469,077
Net assets consist of:
Paid-in capital	$23,494,094,881
Accumulated net realized gain (loss)	(2,625,804)
Net assets, at value	$23,491,469,077
Shares outstanding	23,494,096,480
Net asset value per share	$1.00

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THE MONEY MARKET PORTFOLIOS
FINANCIAL STATEMENTS

Statement of Operations
for the year ended June 30, 2014

The Money Market Portfolio

Investment income:
Interest	$17,211,792
Expenses:
Management fees (Note 3a)	30,881,944
Custodian fees (Note 4)	186,900
Reports to shareholders	9,382
Professional fees	196,376
Other	33,378
Total expenses	31,307,980
Expense reductions (Note 4)	(43,831)
Expenses waived/paid by affiliates (Note 3c)	(14,052,357)
Net expenses	17,211,792
Net investment income	—
Net realized gain (loss) from investments	1,371
Net increase (decrease) in net assets resulting from operations	$1,371

28 | Annual Report | The accompanying notes are an integral part of these financial statements.

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	THE MONEY MARKET PORTFOLIOS
	FINANCIAL STATEMENTS

Statements of Changes in Net Assets

The Money Market Portfolio

	Year Ended June 30,
	2014	2013
Increase (decrease) in net assets:
Operations:
Net Investment income	$—	$—
Net realized gain (loss) from investments	1,371	59,888
Net increase (decrease) in net assets resulting from operations	1,371	59,888
Capital share transactions (Note 2)	4,746,937,620	4,678,538,091
Net increase (decrease) in net assets	4,746,938,991	4,678,597,979
Net assets (there is no undistributed net investment income at beginning or end of year):
Beginning of year	18,744,530,086	14,065,932,107
End of year	$23,491,469,077	$18,744,530,086

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THE MONEY MARKET PORTFOLIOS

Notes to Financial Statements

The Money Market Portfolio

1. Organization and Significant Accounting Policies

The Money Market Portfolios (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end management investment company, consisting of one portfolio, The Money Market Portfolio (Portfolio). The shares of the Portfolio are issued in private placements and are exempt from registration under the Securities Act of 1933.

The following summarizes the Portfolio’s significant accounting policies.

a. Financial Instrument Valuation

Securities are valued at amortized cost, which approximates fair value. Amortized cost is an income-based approach which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. Under compliance policies and procedures approved by the Portfolio’s Board of Trustees (the Board), the Portfolio’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Portfolio’s valuation policies and procedures, which are approved annually by the Board.

b. Repurchase Agreements

The Portfolio enters into repurchase agreements, which are accounted for as a loan by the Portfolio to the seller, collateralized by securities which are delivered to the Portfolio’s custodian. The fair value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Portfolio, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase agreements are subject to the terms of Master Repurchase Agreements (MRAs) with approved counterparties (sellers). The MRAs contain various provisions, including but not limited to events of default and maintenance of collateral for repurchase agreements. In the event of default by either the seller or the Portfolio, certain MRAs may permit the non-defaulting party to net and close-out all transactions, if any, traded under such agreements. The Portfolio may sell securities it holds as collateral and apply the proceeds towards the repurchase price and any other amounts owed by the seller to the Portfolio, in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the seller. All repurchase agreements held by the Portfolio at year end, as indicated in the Statement of Investments, had been entered into on June 30, 2014.

c. Income Taxes

It is Portfolio’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Portfolio intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Portfolio recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of June 30, 2014, and for all open tax years, the Portfolio has determined that no liability for unrecognized tax benefits is required in Portfolio’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

d. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividends from net investment income are normally declared daily; these dividends may be reinvested or paid monthly to shareholders. Distributions to shareholders are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

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THE MONEY MARKET PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS

The Money Market Portfolio (continued)

e. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

f. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Portfolio, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. Shares of Beneficial Interest

At June 30, 2014, there were an unlimited number of shares authorized (without par value). Transactions in the Portfolio’s shares at $1.00 per share were as follows:

	Year Ended June 30,
	2014	2013
Shares sold	$27,269,023,426	$23,759,852,448
Shares redeemed	(22,522,085,806)	(19,081,314,357)
Net increase (decrease)	$4,746,937,620	$4,678,538,091

3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton
Investments. Certain officers and trustees of the Trust are also officers, directors, and/or trustees of the Franklin Money Fund, the Franklin Templeton Money Fund Trust, the Institutional Fiduciary Trust, and of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Portfolio pays an investment management fee to Advisers of 0.15% per year of the average daily net assets of Portfolio.

b. TransferAgent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Portfolio and is not paid by the Portfolio for the services.

c. Waiver and Expense Reimbursements

In efforts to prevent a negative yield, Advisers has voluntarily agreed to waive or limit its fees, assume as its own expense certain expenses otherwise payable by the Portfolio and if necessary, make a capital infusion into the Portfolio. These waivers, expense reimbursements and capital infusions are voluntary and may be modified or discontinued by Advisers at any time, and without further notice. There is no guarantee that the Portfolio will be able to avoid a negative yield.

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THE MONEY MARKET PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS

The Money Market Portfolio (continued)

d. OtherAffiliated Transactions
At June 30, 2014, the shares of the Portfolio were owned by the following entities:
		Percentage of
	Shares	Outstanding Shares
Institutional Fiduciary Trust – Money Market Portfolio	21,528,774,986	91.63%
Franklin Money Fund	1,723,405,526	7.34%
Franklin Templeton Money Fund Trust - Franklin Templeton Money Fund	241,915,968	1.03%

4. Expense Offset Arrangement

The Portfolio has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolio’s custodian expenses. During the year ended June 30, 2014, the custodian fees were reduced as noted in the Statement of Operations.

5. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains. Capital loss carryforwards with no expiration, if any, must be fully utilized before those losses with expiration dates. At June 30, 2014, the Portfolio had capital loss carryforwards of $2,625,804 expiring in 2017. During the year ended June 30, 2014, the Fund utilized $1,371 of capital loss carryforwards.

At June 30, 2014, the cost of investments and undistributed ordinary income for book and income tax purposes were the same.

6. Fair Value Measurements

The Portfolio follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Portfolio’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Portfolio’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level. Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2 inputs.

For movements between the levels within the fair value hierarchy, the Portfolio has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At June 30, 2014, all of the Portfolio’s investments in financial instruments carried at fair value were valued using Level 2 inputs.

32 | Annual Report

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THE MONEY MARKET PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS

The Money Market Portfolio (continued)

7. New Accounting Pronouncements

In June 2013, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2013-08, Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements. The ASU modifies the criteria used in defining an investment company under U.S. Generally Accepted Accounting Principles and also sets forth certain measurement and disclosure requirements. Under the ASU, an entity that is registered under the 1940 Act automatically qualifies as an investment company. The ASU is effective for interim and annual reporting periods beginning after December 15, 2013. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

In June 2014, FASB issued ASU No. 2014-11, Transfers and Servicing (Topic 860), Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The ASU changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The ASU is effective for interim and annual reporting periods beginning after December 15, 2014. Management is currently evaluating the impact, if any, of applying this provision.

8. Money Fund Reform

In July 2014, the Securities and Exchange Commission (SEC) adopted amendments to the rules that govern money market mutual funds under the 1940 Act, to reform the structure and operations of these funds. The amendments will require certain money market funds to sell and redeem shares at prices based on their market value (a floating net asset value). It will also allow money market funds to impose liquidity fees and suspend redemptions temporarily, and will impose new requirements related to diversification, stress testing, and disclosure. Management is currently evaluating the impact of these rule amendments. Compliance dates for the various amendments range from 9 months to two years.

9. Subsequent Events

The Portfolio has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.

Abbreviations

Selected Portfolio

FFCB Federal Farm Credit Bank
FHLB Federal Home Loan Bank
GO General Obligation

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THE MONEY MARKET PORTFOLIOS

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of The Money Market Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Money Market Portfolio (the “Fund”) at June 30, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2014 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
August 15, 2014

34 | Annual Report

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THE MONEY MARKET PORTFOLIOS

Board Members and Officers

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Generally, each board member serves until that person’s successor is elected and qualified.

Independent Board Members

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years

Harris J. Ashton (1932)	Trustee	Since 1992	138	Bar-S Foods (meat packing company)
One Franklin Parkway				(1981-2010).
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:

Director of various companies; and formerly, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).

Sam Ginn (1937)	Trustee	Since 2007	112	ICO Global Communications
One Franklin Parkway				(Holdings) Limited (satellite company)
San Mateo, CA 94403-1906				(2006-2010), Chevron Corporation
				(global energy company) (1989-2009),
				Hewlett-Packard Company (technology
				company) (1996-2002), Safeway, Inc.
				(grocery retailer) (1991-1998) and
				TransAmerica Corporation (insurance
				company) (1989-1999).

Principal Occupation During at Least the Past 5 Years:

Private investor; Chairman, First Responder Network Authority (FirstNet) (interoperable wireless broadband network) (2012-present); and formerly, Chairman of the Board, Vodafone AirTouch, PLC (wireless company) (1999-2000); Chairman of the Board and Chief Executive Officer, AirTouch Communications (cellular communications) (1993-1998) and Pacific Telesis Group (telephone holding company) (1988-1994).

Edith E. Holiday (1952)	Trustee	Since 2005	138	Hess Corporation (exploration and
One Franklin Parkway				refining of oil and gas), H.J. Heinz
San Mateo, CA 94403-1906				Company (processed foods and allied
				products) (1994-2013), RTI International
				Metals, Inc. (manufacture and
				distribution of titanium), Canadian
				National Railway (railroad) and White
				Mountains Insurance Group, Ltd.
				(holding company).

Principal Occupation During at Least the Past 5 Years:

Director or Trustee of various companies and trusts; and formerly, Assistant to the President of the United States and Secretary of the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant Secretary for Public Affairs and Public Liaison – United States Treasury Department (1988-1989).

J. Michael Luttig (1954)	Trustee	Since 2009	138	Boeing Capital Corporation
One Franklin Parkway				(aircraft financing) (2006-2013).
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:

Executive Vice President, General Counsel and member of the Executive Council, The Boeing Company (aerospace company); and formerly, Federal Appeals Court Judge, U.S. Court of Appeals for the Fourth Circuit (1991-2006).

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THE MONEY MARKET PORTFOLIOS

Independent Board Members (continued)

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years

Frank A. Olson (1932)	Trustee	Since 2007	138	Hess Corporation (exploration and
One Franklin Parkway				refining of oil and gas) (1998-2013).
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:

Chairman Emeritus, The Hertz Corporation (car rental) (since 2000) (Chairman of the Board (1980-2000) and Chief Executive Officer (1977-1999)); and formerly, Chairman of the Board, President and Chief Executive Officer, UAL Corporation (airlines) (1987-1991).

Larry D. Thompson (1945)	Trustee	Since 2007	138	Cbeyond, Inc. (business communi-
One Franklin Parkway				cations provider) (2010-2012), The
San Mateo, CA 94403-1906				Southern Company (energy company)
				(2010-2012) and Graham Holdings
				Company (formerly, The Washington
				Post Company) (education and media
				organization).

Principal Occupation During at Least the Past 5 Years:

Executive Vice President – Government Affairs, General Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-present); and formerly, John A. Sibley Professor of Corporate and Business Law, University of Georgia School of Law (2011-2012); Senior Vice President –Government Affairs, General Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).

John B. Wilson (1959)	Lead	Trustee since	112	None
One Franklin Parkway	Independent	2007 and Lead
San Mateo, CA 94403-1906	Trustee	Independent
		Trustee since 2008

Principal Occupation During at Least the Past 5 Years:

President, Staples Europe (office supplies) (2012-present); President and Founder, Hyannis Port Capital, Inc. (real estate and private equity investing); serves on private and non-profit boards; and formerly, Chief Operating Officer and Executive Vice President, Gap, Inc. (retail) (1996-2000); Chief Financial Officer and Executive Vice President – Finance and Strategy, Staples, Inc. (1992-1996); Senior Vice President –Corporate Planning, Northwest Airlines, Inc. (airlines) (1990-1992); and Vice President and Partner, Bain & Company (consulting firm) (1986-1990).

Interested Board Members and Officers

			Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years

**Gregory E. Johnson (1961)	Trustee	Since 2007	148	None
One Franklin Parkway
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:

Chairman of the Board, Member - Office of the Chairman, Director, President and Chief Executive Officer, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 44 of the investment companies in Franklin Templeton Investments; and Chairman, Investment Company Institute.

36 | Annual Report

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THE MONEY MARKET PORTFOLIOS

Interested Board Members and Officers (continued)

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years

**Rupert H. Johnson, Jr. (1940)	Chairman of	Chairman of the	138	None
One Franklin Parkway	the Board and	Board and Trustee
San Mateo, CA 94403-1906	Trustee	since 2013

Principal Occupation During at Least the Past 5 Years:

Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; Senior Vice President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 41 of the investment companies in Franklin Templeton Investments.

Alison E. Baur (1964)	Vice President	Since 2012	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:

Deputy General Counsel, Franklin Templeton Investments; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments.

Laura F. Fergerson (1962)	Chief Executive Since 2009	Not Applicable	Not Applicable
One Franklin Parkway	Officer –
San Mateo, CA 94403-1906	Finance and
Administration

Principal Occupation During at Least the Past 5 Years:

Senior Vice President, Franklin Templeton Services, LLC; and officer of 46 of the investment companies in Franklin Templeton Investments.

Gaston Gardey (1967)	Treasurer,	Since 2009	Not Applicable	Not Applicable
One Franklin Parkway	Chief Financial
San Mateo, CA 94403-1906	Officer and
Chief
Accounting
Officer

Principal Occupation During at Least the Past 5 Years:

Director, Fund Accounting, Franklin Templeton Investments; and officer of 27 of the investment companies in Franklin Templeton Investments.

Aliya S. Gordon (1973)	Vice President	Since 2009	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:

Senior Associate General Counsel, Franklin Templeton Investments; officer of 46 of the investment companies in Franklin Templeton Investments; and formerly, Litigation Associate, Steefel, Levitt & Weiss, LLP (2000-2004).

Steven J. Gray (1955)	Vice President	Since 2009	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:

Senior Associate General Counsel, Franklin Templeton Investments; Vice President, Franklin Templeton Distributors, Inc. and Franklin Alternative Strategies Advisers, LLC; and officer of 46 of the investment companies in Franklin Templeton Investments.

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THE MONEY MARKET PORTFOLIOS

Interested Board Members and Officers (continued)

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years

Selena L. Holmes (1965)	Vice President	Since 2012	Not Applicable	Not Applicable
100 Fountain Parkway	– AML
St. Petersburg, FL 33716-1205	Compliance

Principal Occupation During at Least the Past 5 Years:

Director, Global Compliance Monitoring; Deputy Chief Compliance Officer, Franklin Alternative Strategies Advisers, LLC; Vice President, Franklin Templeton Companies, LLC; and officer of 46 of the investment companies in Franklin Templeton Investments.

Christopher J. Molumphy	President	Since 2010	Not Applicable	Not Applicable
(1962)	and Chief
One Franklin Parkway	Executive
San Mateo, CA 94403-1906	Officer –
Investment
Management

Principal Occupation During at Least the Past 5 Years:

Director and Executive Vice President, Franklin Advisers, Inc.; Executive Vice President, Franklin Templeton Institutional, LLC; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 22 of the investment companies in Franklin Templeton Investments.

Kimberly H. Novotny (1972) Vice President	Since 2013	Not Applicable	Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-1923

Principal Occupation During at Least the Past 5 Years:

Associate General Counsel, Franklin Templeton Investments; Vice President and Secretary, Fiduciary Trust International of the South; Vice President, Templeton Investment Counsel, LLC; Assistant Secretary, Franklin Resources, Inc.; and officer of 46 of the investment companies in Franklin Templeton Investments.

Robert C. Rosselot (1960)	Chief	Since 2013	Not Applicable	Not Applicable
300 S.E. 2nd Street	Compliance
Fort Lauderdale, FL 33301-1923	Officer

Principal Occupation During at Least the Past 5 Years:

Director, Global Compliance, Franklin Templeton Investments; Vice President, Franklin Templeton Companies, LLC; officer of 46 of the investment companies in Franklin Templeton Investments; and formerly, Senior Associate General Counsel, Franklin Templeton Investments (2007-2013); and Secretary and Vice President, Templeton Group of Funds (2004-2013).

Karen L. Skidmore (1952)	Vice President	Since 2006	Not Applicable	Not Applicable
One Franklin Parkway	and Secretary
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:

Senior Associate General Counsel, Franklin Templeton Investments; and officer of 46 of the investment companies in Franklin Templeton Investments.

Craig S. Tyle (1960)	Vice President	Since 2005	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:

General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments.

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THE MONEY MARKET PORTFOLIOS

Interested Board Members and Officers (continued)

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years

Lori A. Weber (1964)	Vice President	Since 2011	Not Applicable	Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-1923

Principal Occupation During at Least the Past 5 Years:

Senior Associate General Counsel, Franklin Templeton Investments; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary, Templeton Investment Counsel, LLC; Vice President, Fiduciary Trust International of the South; and officer of 46 of the investment companies in Franklin Templeton Investments.

*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment manager or affiliated investment managers.

**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as officer and director and major shareholder of Resources.

Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.

Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.

The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated John B. Wilson as its audit committee financial expert. The Board believes that Mr. Wilson qualifies as such an expert in view of his extensive business background and experience, including service as chief financial officer of Staples, Inc. from 1992 to 1996. Mr. Wilson has been a Member and Chairman of the Fund’s Audit Committee since 2007. As a result of such background and experience, the Board believes that Mr. Wilson has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Mr. Wilson is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.

The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.

Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.

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FRANKLIN TEMPLETON MONEY FUND

Shareholder Information

Board Review of Investment Management Agreement

At a meeting held February 25, 2014, the Board of Trustees (Board), including a majority of non-interested or independent Trustees, approved renewal of the investment management agreement for Franklin Templeton Money Fund (Fund). In reaching this decision, the Board took into account information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the annual renewal review process. Information furnished and discussed throughout the year included investment performance reports and related financial information for the Fund, along with periodic reports on expenses, shareholder services, legal and compliance matters, pricing and other services provided by the Investment Manager (Manager) and its affiliates. Information furnished specifically in connection with the renewal process included a report for the Fund prepared by Lipper, Inc. (Lipper), an independent organization, as well as additional material, including a Fund profitability analysis prepared by management. The Lipper reports compared the Fund’s investment performance and expenses with those of other mutual funds deemed comparable to the Fund as selected by Lipper. The Fund profitability analysis report discussed the profitability to Franklin Templeton Investments from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Additional material accompanying such profitability analysis included information on a fund-by-fund basis listing portfolio managers and other accounts they manage, as well as information on management fees charged by the Manager and its affiliates to U.S. mutual funds and other accounts, including management’s explanation of differences where relevant. Such material also included a memorandum prepared by management describing project initiatives and capital investments relating to the services provided to the Fund by the Franklin Templeton Investments organization, as well as a memorandum relating to economies of scale and an analysis concerning transfer agent fees charged by an affiliate of the Manager.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel. In approving continuance of the investment management agreement for the Fund, the Board, including a majority of independent Trustees, determined that the existing management fee structure was fair and reasonable and that continuance of the investment management agreement was in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s decision.

NATURE, EXTENTAND QUALITY OF SERVICES.

The Board was satisfied with the nature and quality of the overall services provided by the Manager and its affiliates to the Fund and its shareholders. In addition to investment performance and expenses discussed later, the Board’s opinion was based, in part, upon periodic reports furnished it showing that the investment policies and restrictions for the Fund were consistently complied with as well as other reports periodically furnished the Board covering matters such as the compliance of portfolio managers and other management personnel with the code of ethics adopted throughout the Franklin Templeton fund complex, the adherence to fair value pricing procedures established by the Board, and the accuracy of net asset value calculations. The Board also noted the extent of benefits provided Fund shareholders from being part of the Franklin Templeton family of funds, including the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. Favorable consideration was given to management’s continual efforts and expenditures in establishing back-up systems and recovery procedures to function in the event of a natural disaster, it being noted that such systems and procedures had functioned well during the Florida hurricanes and blackouts experienced in previous years, and that those operations in the New York/New Jersey area ran smoothly during the period of the 2012 Hurricane Sandy. Consideration was also given to the experience of the Fund’s portfolio management team, the number of accounts managed and general method of compensation. In this latter respect, the Board noted that a primary factor in management’s determination of a portfolio manager’s bonus compensation was the relative investment performance of the funds he or she managed and that a portion of such bonus was required to be invested in a predesignated list of funds within such person’s fund management area so as to be aligned with the interests of shareholders. The Board also took into account the quality of transfer agent and shareholder services provided Fund shareholders by an affiliate of the Manager and the continual enhancements to the Franklin Templeton website. Particular attention was given to management’s conservative approach and diligent risk management procedures, including continual monitoring of counterparty credit risk and attention given to derivatives and other complex instruments including expanded collateralization requirements. The Board also took into account, among other things, the strong financial position

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SHAREHOLDER INFORMATION

of the Manager’s parent company and its commitment to the mutual fund business as evidenced by its subsidization of money market funds.

INVESTMENT PERFORMANCE. While consideration was given to performance reports and discussions with portfolio managers at Board meetings during the year, attention in assessing the Fund’s performance was given to the Lipper report furnished for the agreement renewal. The Lipper report prepared for the Fund showed the investment performance of its Class C shares during the year ended December 31, 2013, as well as for previous annual periods ended on such date in comparison to a performance universe consisting of all retail money market instrument funds as selected by Lipper. The Lipper report showed the Fund’s total return for 2013 to be in the second-lowest performing quintile of its performance universe and on an annualized basis to be in the second-lowest performing quintile of such universe for the previous three-year period, and the lowest performing quintiles of such universe for the previous five- and 10-year periods. In discussing such performance, the Board noted that the Fund is not marketed to and cannot be purchased by the public, but is available only in exchange for Class B, C or R shares purchased by persons investing in other Franklin Templeton funds sold subject to a contingent deferred sales charge. Management further pointed out that the Fund was utilized by such holders as an alternative and frequently temporary investment and was managed in a conservative manner with investments in high-quality short-term securities, which generally earn lower yields than a portfolio with lower quality and longer term securities subject to more risk. In view of the Fund’s limited availability to investors and the structure of its share ownership and operations, the Board found its investment performance to be satisfactory, noting also that its expenses were subsidized by management to avoid net asset value falling below one dollar per share and that the median return of the performance universe for the one-year period was one basis point as set forth in the Lipper report.

COMPARATIVE EXPENSES. Consideration was given to a comparative analysis of the management fees and total expense ratio of the Fund compared with those of a group of other funds selected by Lipper as its appropriate Lipper expense group. Lipper expense data is based upon information taken from each fund’s most recent annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Lipper to be an appropriate measure of comparative expenses. In reviewing comparative costs, Lipper provides information on the Fund’s contractual investment management fee in comparison with the contractual investment management fee that would have been charged by other funds within its Lipper expense group assuming they were similar in size to the Fund, as well as the actual total expense ratio of the Fund in comparison with those of its Lipper expense group. The Lipper contractual investment management fee analysis includes administrative charges as being part of a management fee. The results of such comparison showed the Fund’s contractual investment management fee rate to be above the median of such expense group, but its actual total expense ratio to be in the least expensive quintile of such group. The Board believed such comparative expenses to be acceptable, noting that the Fund’s expenses were subsidized by management.

MANAGEMENT PROFITABILITY. The Board also considered the level of profits realized by the Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board reviewed the Fund profitability analysis that addresses the overall profitability of Franklin Templeton’s U.S. fund business, as well as its profits in providing management and other services to each of the individual funds during the 12-month period ended September 30, 2013, being the most recent fiscal year-end for Franklin Resources, Inc., the Manager’s parent. In reviewing the analysis, the Board recognized that allocation methodologies are inherently subjective and various allocation methodologies may be reasonable while producing different results. In this respect, the Board noted that while management continually makes refinements to its methodologies in response to organizational and product related changes, the overall approach as defined by the primary drivers and activity measurements has remained consistent with that used in the Fund’s profitability report presentations from prior years. Additionally, the Fund’s independent registered public accounting firm had been engaged by the Manager to periodically review the reasonableness of the allocation methodologies to be used solely by the Fund’s Board in reference to the profitability analysis. In reviewing and discussing such analysis, management discussed with the Board its belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also took into account management’s expenditures in improving shareholder

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SHAREHOLDER INFORMATION

services provided the Fund, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from statutes such as the Sarbanes-Oxley and Dodd-Frank Acts and recent SEC and other regulatory requirements. In addition, the Board considered a third-party study comparing the profitability of the Manager’s parent on an overall basis to other publicly held managers broken down to show profitability from management operations exclusive of distribution expenses, as well as profitability including distribution expenses. The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services. Based upon its consideration of all these factors, and taking into account the fact that the Fund’s expenses were being subsidized, the Board determined that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, quality and extent of services provided.

ECONOMIES OF SCALE. The Board also considered whether economies of scale are realized by the Manager as the Fund grows larger and the extent to which this is reflected in the level of management fees charged. While recognizing that any precise determination is inherently subjective, the Board noted that based upon the Fund profitability analysis, it appears that as some funds get larger, at some point economies of scale do result in the Manager realizing a larger profit margin on management services provided such a fund. The Board also noted that economies of scale are shared with a fund and its shareholders through management fee breakpoints so that as a fund grows in size, its effective management fee rate declines. The advisory fee at the master fund level for the Fund is a flat rate of 0.15% at all asset levels. In addition, an administrative fee is charged the Fund at a rate of 0.455% on the first $100 million of net assets; 0.330% on the next $150 million of net assets; and 0.280% on net assets in excess of $250 million. The Fund had net assets of approximately $321 million as of December 31, 2013. The Board believed it problematic that the Manager and its affiliates realized economies of scale in furnishing advisory and administrative services to the Fund in view of the transitory nature of its investment role within the Franklin Templeton fund complex, the services provided its shareholders and management’s subsidization of expenses.

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding of Reports and Prospectuses

You will receive the Fund’s financial reports every six months as well as an annual updated summary prospectus (prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 632-2301. At any time you may view current prospectuses/summary prospectuses and financial reports on our website. If you choose, you may receive these documents through electronic delivery.

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Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $14,622 for the fiscal year ended June 30, 2014 and $15,337 for the fiscal year ended June 30, 2013.

(b) Audit-Related Fees

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c) Tax Fees

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $6,930 for the fiscal year ended June 30, 2014 and $4,600 for the fiscal year ended June 30, 2013.  The services for which these fees were paid included technical tax consultation for capital gain tax reporting to foreign governments and requirements on local country’s self-certification forms.

(d) All Other Fees

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $90 for the fiscal year ended June 30, 2014 and $0 for the fiscal year ended June 30, 2013.  The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant other than services reported in paragraphs (a)-(c) of Item 4 were $159,646 for the fiscal year ended June 30, 2014 and $39,194 for the fiscal year ended June 30, 2013. The services for which these fees were paid included preparation and review of materials provided to the fund Board in connection with the investment management contract renewal process.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i)   pre-approval of all audit and audit related services;

      (ii)  pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

      (iv)  establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $166,666 for the fiscal year ended June 30, 2014 and $43,794 for the fiscal year ended June 30, 2013.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.              N/A

Item 6. Schedule of Investments.                            N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.              N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.                                              N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.             N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)  Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)   Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON MONEY FUND TRUST

By /s/ Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  August 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  August 27, 2014

By /s/ Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and Chief Accounting Officer

Date  August 27, 2014